LEASES (Schedule of rental expense) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Leases [Abstract]
Minimum rental expense	$ 1,726,528	$ 1,726,481	$ 1,732,220
Contingent rental expense	825,695	777,637	732,220
Operating leases rent expense minimum and contingent rentals	2,552,223	2,504,118	2,464,440
Sublease rental income	6,341,145	6,566,297	5,985,195
Excess of sublease income over expense	$ 3,788,922	$ 4,062,179	$ 3,520,755